January 4, 2007

Via EDGAR and Overnight Delivery

U.S. Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Mail Stop 6010
Washington, D.C. 20549
Attn: Peggy Fisher

  Re:
  XTENT, Inc.
  Amendment No. 3 to Form S-1
  File No. 333-136371

Dear Ms. Fisher:

On behalf of XTENT, Inc. ("XTENT," or the "Company"), we are filing pre-effective Amendment No. 4 to the Registration Statement with this response letter. This Amendment No. 4 addresses changes required pursuant to the new executive compensation rules and to provide for certain other updates. For your convenience, we are sending copies of this letter, a version of Amendment No. 4 that is marked to show changes from Amendment No. 3 and various supplemental materials to you and to Eduardo Aleman.

We would very much appreciate the Staff's prompt review of this amendment. Should you have any additional questions, please call me at (650) 354-4115 or my associate, Philip H. Oettinger at (650) 565-3564.

Sincerely,
WILSON SONSINI GOODRICH & ROSATI Professional Corporation
/s/ PHILIP H. OETTINGER
Philip H. Oettinger
Cc:
Gregory Casciaro
Eduardo Aleman
Martin James
Kevin Vaughn